Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of sundry provisions

	Note	2021	2020
Provision for environmental damages	(a)	1,035,426	602,490
Provision for customers rebates	(b)	101,253	123,465
Other		152,584	148,253
Total		1,289,263	874,208

Current liabilities		465,051	362,407
Non-current liabilities		824,212	511,801
Total		1,289,263	874,208

Schedule of changes in sundry provisions

(c) Changes in provisions

	Recovery of
	environmental
	damage	Rebate	Other	Total

December 31, 2019	365,155	84,110	55,941	505,206

Additions, monetary adjustments and exchange variation	306,274	150,132	119,831	576,237
Write-offs through usage and payments	(68,939)	(110,777)	(27,519)	(207,235)

December 31, 2020	602,490	123,465	148,253	874,208

Additions, monetary adjustments and exchange variation	576,086	144,710	114,395	835,191
Write-offs through usage and payments	(143,150)	(166,922)	(110,064)	(420,136)

December 31, 2021	1,035,426	101,253	152,584	1,289,263